CERTIFICATION

     Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Series (1933 Act File No. 333-66137; 1940 Act File No. 811-09011)
("Registrant") hereby certifies (a) that the form of the Statement of Additional Information used with respect to Neuberger Berman Socially Responsive Assets, a series of the Registrant, does not differ from that contained in Pre-Effective Amendment No. 1 ("Amendment No. 1") to the Registrant's Registration Statement and (b) that Amendment No. 1 was filed electronically.





Dated:  January 4, 1999                By:  /s/ Claudia A. Brandon
                                            ----------------------
                                            Claudia A. Brandon
                                            Secretary